Financial instruments (Details) - Reservoir Holdings Inc And Subsidiaries - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Level 2
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized fair value of the swaps	$ 2,988,322	$ 5,555,702
Interest rate swap
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of the outstanding interest rate swaps liability	$ 4,566,537	$ 7,554,859